Exhibit 99.1

Grant Thornton LLP
4695 MacArthur Court, Suite 1600
Newport Beach, CA 92660

T 949.553.1600
F 949.553.0168
www.GrantThornton.com

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of Financial Institution Note Securitization 2019-1 Ltd., BofA Securities, Inc. and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by Financial Institution Note Securitization 2019-1 Ltd. (the “Issuer”), BofA Securities, Inc. (the “Initial Purchaser”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Initial Purchaser the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes (“Financial Institution Notes”) related to Financial Institution Note Securitization 2019-1 Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows. For the purposes of our procedures, we assumed the difference of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement.

On March 19, 2019, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including July 17, 2019 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:
•
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•
the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise

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noted.  If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•
the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
2	Operating Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ, S&P Global Market Intelligence
4	Type of Collateral Obligation	Security Agreements,
5	Principal Balance ($)	Broker position reports
6	Fixed Coupon Rate	Security Agreements
7	Maturity	Security Agreements
8	Spread	Security Agreements
9	Flip Date	Security Agreements
10	Applicable Reference Rate	Security Agreements
11	AMD Rated	A.M. Best website

We compared Characteristics 1 through 11 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File. No discrepancies were noted.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the Financial Institution Notes related to Financial Institution Note Securitization 2019-1 Ltd. Accordingly, we do not express such an opinion or conclusion. Had we performed
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additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Newport Beach, California
July 19, 2019

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Appendix A

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Security Number	CUSIP	Operating Company
1	062595AA1	First Bank of Highland Park
2	US9459965441	The First National Bank of McGregor
3	62877HAA0	Blue Sky Bank
4	784866AA3	Springs Valley Bank & Trust Company
5	US88199AHV89	Texas Citizens Bank, National Association
6	9AMBDFB10	Village Bank
7	88228TAB3	First, A National Banking Association
8	31959RAA4	Citizens National Bank of Texas
9	US31788BAA61	FineMark National Bank & Trust
10	US35634AAA51	Freedom Bank
11	US36299AVS76	Great Plains National Bank
12	41165FAC5	HarborOne Bank
13	US597742AD78	Midland States Bank
14	62899AMQ1	BayCoast Bank
15	33621EAA7	First Savings Bank
16	83190LAB5	SmartBank
17	75046JAA4	Radius Bank
18	733174AK2	Banco Popular de Puerto Rico
19	US82671BAA98	Signature Bank
20	14017RAE2	CFG Community Bank
21	386627AB9	GrandSouth Bank
22	59837LAA6	Midwest Regional Bank
23	9AMBDFB10	Texas Citizens Bank, National Association
24	29079UAA6	Embassy National Bank
25	3495MPAB5	Fortis Private Bank
26	88228TAB3	Texas Citizens Bank, National Association
27	442496AA3	Howard Bank
28	12326CAA3	Business First Bank
29	87161CAM7	Synovus Bank
30	32023FAA0	First Federal Bank
31	871104AA3	Horicon Bank
32	74732TAA4	Quaint Oak Bank
33	45770QAA3	InsBank
34	30151VAB1	Executive National Bank
35	92644GAA1	Victory Community Bank
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36	066440AA6	HomeFirst Mortgage LLC
37	88059UAA6	TNBANK
38	92007LAA1	Valley Republic Bank
39	618304AA7	Morris Bank
40	15652PAA1	Century Bank
41	74274FAC4	CalPrivate Bank
42	20727PAD6	Congressional Bank
43	320870AA6	First Midwest Bank
44	US12599EQE40	Citizens Community Federal N.A.
45	380569AA1	Gold Coast Bank (Islandia, NY)
46	56813PAA1	Marine Bank & Trust Company
47	US337509AC73	First Western Bank (Booneville, AR)

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